As filed with the Securities and Exchange Commission on October 4, 2004
                                 Registration Nos. 333-30180; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 17                                         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       James Shuchart, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

--------------------------------------------------------------------------------

                                      PART A

The Prospectus, dated May 1, 2004, is incorporated into Part A of this Post-Effective Amendment No. 17 by reference to Post-Effective
Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-30180), as filed on April 15, 2004.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                             DATED NOVEMBER 8, 2004

                         SUPPLEMENT TO THE PROSPECTUSES

                                DATED MAY 1, 2004

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS

                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

         ("WELLS FARGO ING LANDMARK AND WELLS FARGO ING OPPORTUNITIES")

The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2004. You should read and keep this supplement along with the prospectus.

1. The following investment portfolios are added to the available list of investment portfolios under the ING Investors Trust Portfolios available under your Contract:

          ING INVESTORS TRUST

          ING American Funds Growth Portfolio
          ING American Funds Growth-Income Portfolio
          ING American Funds International Portfolio

2. The Fund Expense Table is amended to include the following additional portfolios:

 ---------------------------------------------------------------------------------------------------------------------------

                                                                                      TOTAL FUND                NET FUND
                                                           DISTRIBUTION                  ANNUAL                   ANNUAL
                                                             AND/OR                    EXPENSES      TOTAL      EXPENSES
                                               INVESTMENT    SERVICE    OTHER EXPENSES   WITHOUT     WAIVERS       AFTER
                                                ADVISORY     (12B-1)                  WAIVERS OR       OR      WAIVERS OR
                   FUND NAME                      FEES        FEES                   REDUCTIONS   REDUCTIONS  REDUCTIONS
 ING American Funds Growth Portfolio
 (1)(2)(3)(4)                                    0.37%        0.75%        0.05%         1.17%       0.00%        1.17%
 ING American Funds Growth-Income Portfolio
 (1)(2)(3)(4)                                    0.33%        0.75%        0.04%         1.12%       0.00%        1.12%
 ING American Funds International Portfolio
 (1)(2)(3)(4)                                    0.57%        0.75%        0.09%         1.41%       0.00%        1.41%
 ---------------------------------------------------------------------------------------------------------------------------


     (1) This table reflects the aggregate annual operating expenses of each Portfolio and its corresponding Master Fund.

     (2) Pursuant to its investment management agreement with the Trust, ING Investments, LLC may charge an annual advisory fee at asset levels that are the same as the current asset levels of the Master Funds equal to 0.37% for ING American Funds Growth Portfolio, 0.33% for ING American Funds Growth-Income Portfolio and 0.57% for ING American Funds International Portfolio of the average daily net assets if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests substantially all of its assets in another investment company, ING Investments, LLC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

     (3) Shares of each ING American Funds Portfolio are subject to a Rule 12b-1 fee at an annual rate of 0.50% of average daily net assets payable to Directed Services, Inc. (DSI). In addition, Class 2 Shares of each of the ING American

Wells Fargo - 133982                      1                             11/08/04

          Funds Growth Portfolio, the ING American Funds Growth-Income Portfolio and the ING American Funds International Portfolio pay 0.25% of average net assets annually pursuant to a Plan of Distribution or 12b-1 plan. Shareholders of the Class 2 Shares of the Master Funds pay only their proportionate share of 12b-1 plan expenses.

     (4) "Other Expenses" are estimated because the Portfolios did not have a full year of operations as of December 31, 2003.

3. The section of the prospectus entitled, "The Trusts and Funds", is amended to include the following:

     Certain funds are designated as "Master-Feeder" funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

4. The section of the prospectus entitled, "Trust and Fund Expenses", is amended to include the following:

     Certain funds are designated as "Master-Feeder" funds. Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in "Fees and Expenses" reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table.

5. Page B-1 of "Appendix B - The Investment Portfolios," is amended to include the following:

     Certain funds are designated as "Master-Feeder Funds." Funds offered in a Master-Feeder structure (such as the American Funds) may have higher fees and expenses than a fund that invests directly in debt and securities.

6. "Appendix B -- The Investment Portfolios," is amended to add the following investment options to those available under your Contract:

      ------------------------------------------------------ -------------------

      FUND NAME AND
      INVESTMENT ADVISER/SUBADVISER                    INVESTMENT OBJECTIVE
      ------------------------------------------------------ ---------------------------------------------------------
      ----------------------------------------------------------------------------------------------------------------
      ING INVESTORS TRUST
      ------------------------------------------------------ ---------------------------------------------------------
      ING AMERICAN FUNDS GROWTH PORTFOLIO                    Seeks to make your investment grow.  The Portfolio
                                                             operates as a "feeder fund" which invests all of its
          INVESTMENT ADVISER: ING Investments, LLC           assets in the "master fund" which is Class 2 shares of
          INVESTMENT SUBADVISER: Capital Research and        the Growth Fund, a series of American Funds Insurance
          Management Company                                 Series(R), a registered open-end investment company.  The
                                                             master fund invests primarily in common stocks of
                                                             companies that appear to offer superior opportunities for
                                                             growth of capital. The Growth Fund is designed for
                                                             investors seeking long-term capital appreciation
                                                             through stocks.
      ------------------------------------------------------ ---------------------------------------------------------
      ------------------------------------------------------ ---------------------------------------------------------
                                                             Seeks to make your investment grow and provide you with
                                                             income over time.  The Portfolio operates as a "feeder
      ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO             fund" which invests all of its assets in the "master
                                                             fund" which is Class 2 shares of the Growth-Income Fund,
           INVESTMENT ADVISER:  ING Investments, LLC         a series of American Funds Insurance Series(R), a
           INVESTMENT SUBADVISER:  Capital Research and      registered open-end investment company.  The master
           Management Company                                fund invests primarily in common stocks or other
                                                             securities which demonstrate the potential for
                                                             appreciation and/or dividends.  The Growth-Income Fund
                                                             is designed for investors seeking both capital
                                                             appreciation and income.
      ------------------------------------------------------ ---------------------------------------------------------

Wells Fargo - 133982                      2                             11/08/04

    ------------------------------------------------------ ---------------------------------------------------------
                                                             Seeks to make your investment grow over time.  The
                                                             Portfolio operates as a "feeder fund" which invests all
      ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO             of its assets in the "master fund" which is Class 2
                                                             shares of the International Fund, a series of
          INVESTMENT ADVISER: ING Investments, LLC           American Funds Insurance Series(R), a registered open-end
          INVESTMENT SUBADVISER: Capital Research and        investment company. The master fund invests primarily
          Management Company                                 in common stocks of companies located outside the
                                                             United States. The International Fund is designed for
                                                             investors seeking capital appreciation through stocks.
      ------------------------------------------------------ ---------------------------------------------------------

7.   ING MFS RESEARCH PORTFOLIO

     The portfolio name, "ING MFS Research Portfolio" is changed to "ING Oppenheimer Main Street Portfolio" and the subadviser is changed from Massachusetts Financial Service Company to OppenheimerFunds, Inc. wherever it appears in the prospectus. The description under the "Investment Objective" column in Appendix B is amended to read as follows to reflect a change in the investment strategy of the portfolio:

     INVESTMENT OBJECTIVE

     Seeks long-term growth of capital and future income. The Portfolio currently invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers. It also can buy debt securities, such as bonds and debentures, but does not currently emphasize these investments.

8. Effective July 1, 2004, the subadviser name listed in the "Fund Name and Investment Adviser/Subadviser" column in Appendix B is amended to reflect the change in the name of the Subadviser from Aeltus Investment Management, Inc. to ING Investment Management Co. for the following portfolios:

         ING VP MagnaCap Portfolio
         ING VP MidCap Opportunities Portfolio
         ING VP SmallCap Opportunities Portfolio
         ING VP Worldwide Growth Portfolio




GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.


Wells Fargo - 133982                      3                             11/08/04

                                     PART B

The Statement of Additional Information, dated May 1, 2004, is incorporated into Part B of this Post-Effective Amendment No. 17 by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-30180), as filed on April 15, 2004.


                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule I
          Summary of Investments - Other than Investments in Affiliates
                             As of December 31, 2003
                                   (Millions)



                                                                                                              Amount
                                                                                                             Shown on
Type of Investments                                                        Cost             Value*         Balance Sheet
                                                                      ---------------   ---------------   ----------------
Fixed maturities:
    U.S. government and government agencies and authorities           $         23.8    $         23.9    $          23.9
    State, municipalities and political subdivisions                             5.0               4.6                4.6
    Public utilities securities                                                482.1             514.1              514.1
    Other U.S. corporate securities                                          2,630.8           2,747.4            2,747.4
    Foreign securities (1)                                                     628.2             653.0              653.0
    Mortgage-backed securities                                                 790.0             791.4              791.4
    Other asset-backed securities                                              487.1             488.9              488.9
                                                                      ---------------   ---------------   ----------------
           Total fixed maturities                                            5,047.0           5,223.3            5,223.3
                                                                      ---------------   ---------------   ----------------
Total equity securities                                                          5.3               5.6                5.6
                                                                      ---------------   ---------------   ----------------
Short term investments                                                          17.7              17.7               17.7
Mortgage loans                                                                 847.6             878.1              847.6
Policy loans                                                                    17.5              17.5               17.5
                                                                      ---------------   ---------------   ----------------
           Total other investments                                    $        882.8    $        913.3    $         882.8
                                                                      ===============   ===============   ================


*    See Notes 2 and 3 of Notes to Consolidated  Financial  Statements.

(1) The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                   ING USA Annuity and Life Insurance Company,
                 formerly Golden American Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
                                   Schedule IV
                             Reinsurance Information
         As of and for the years ended December 31, 2003, 2002 and 2001
                                   (Millions)



                                                                                                        Percentage of
(Millions)                                   Gross           Ceded         Assumed          Net         assumed to net
                                          -------------   -------------  -------------  -------------   ---------------

Year ended December 31, 2003
Life insurance in force                     $ 154.0          $ 79.3          $ -           $ 74.7              0.0%

Year ended December 31, 2002
Life insurance in force                     $ 158.7          $ 90.7          $ -           $ 68.0              0.0%

Year ended December 31, 2001
Life insurance in force                     $ 169.3          $ 94.8          $ -           $ 74.5              0.0%



EXHIBITS

(b)

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2         Not Applicable

3    (a)  Distribution  Agreement between the Depositor and Directed
          Services,  Inc. (1)
     (b)  Form of Dealers Agreement (1)
     (c)  Organizational Agreement (1)
     (d)  Form of Assignment Agreement for Organizational Agreement (1)
     (e)  Amendment to the Distribution Agreement between ING USA and DSI. (15)

4    (a)  Deferred Combination Variable and Fixed Annuity Group Master
          Contract (4)
     (b) Flexible Premium Individual Deferred Combination Variable and Fixed Annuity Contract (4)
     (c) Flexible Premium Deferred Combination Variable and Fixed Annuity Certificate (4)
     (d)  Flexible Premium Individual Deferred Variable Annuity Contract (4)
     (e)  Individual Retirement Annuity Rider (9)
     (f)  ROTH Individual Retirement Annuity Rider (9)
     (g)  Minimum Guaranteed Income Benefit Rider (8)
     (h)  Minimum Guaranteed Withdrawal Benefit Rider (13)
     (i)  Death Benefit Endorsement No.1 (7% Solution Enhanced) (14)
     (j)  Death Benefit Endorsement No.2 (Ratchet Enhanced) (14)
     (k)  Death Benefit Endorsement No.3 (Standard) (13)
     (l)  Death Benefit Endorsement No.4 (Max 7 Enhanced) (14)
     (m)  Death Benefit Endorsement No.5 (Base Death Benefit) (13)
     (n)  Earnings Enhancement Death Benefit Rider (5)
     (o)  Simple Retirement Account Rider (9)
     (p)  403(b) Rider (9)
     (q)  Company Address and Name Change Endorsement (13)

5    (a)  Individual Deferred  Combination Variable and Fixed Annuity
          Application (12)
     (b)  Group Deferred  Combination Variable and Fixed Annuity Enrollment
          Form (4)

6    (a)  Amended and Restated Articles of Incorporation of
          ING USA Annuity and Life Insurance Company, dated (01/01/04) (13)
     (b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04) (13)
     (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (1)
     (d)  Articles of Merger and Agreement and Plan of Merger of
          USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) (13)

7         Not applicable

8    (a)  Administrative Services Agreement between Golden American and
          Equitable of Iowa companies (1)
     (b)  Service Agreement between Golden American and Directed Services,
          Inc. (1)
     (c) Asset Management Agreement between Golden American and ING Investment Management LLC (1)
     (d) Reciprocal Loan Agreement between Golden American and ING America Insurance Holdings, Inc. (1)
     (e)  Revolving Note Payable between Golden American and SunTrust Bank (1)
     (f) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies (2)
     (g) Surplus Note, dated 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa (2)
     (h)  Surplus Note, dated 09/30/99, between Golden American and ING AIH (2)
     (i) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company (1)
     (j) Surplus Note, dated, 12/30/99, between Golden American and Equitable Life Insurance Company of Iowa (1)
     (k) Reinsurance Agreement, dated 06/30/00, between Golden American and Equitable Life Insurance Company of Iowa (3)
     (l) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (3)
     (m) Participation Agreement between Golden American and PIMCO Variable Insurance Trust (4)
     (n) Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
     (o) Participation Agreement between Golden American and ING Variable Insurance Trust (4)
     (p) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
     (q) Reinsurance Agreement, effective 01/01/00, between Golden American and Security Life of Denver International Limited (5)
     (r) Letter of Credit between Security Life of Denver International Limited and The Bank of New York for the benefit of Golden American (5)
     (s)  Form of Participation  Agreement  between Golden American and
          ProFunds (5)
     (t) Amendment to the Reinsurance Agreement, amended 09/28/01, between Golden American and Security Life of Denver International Limited (6)
     (u) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of April 30, 2001 and expiring May 31, 2002 (6)
     (v) Participation Agreement between Golden American and ING Variable Products Trust (7)
     (w) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (7)
     (x) Participation Agreement between Golden American and Fidelity Distributors Corporation (7)
     (y) Participation Agreement between Golden American and ING Variable Insurance Trust (7)
     (z) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (7)
     (aa) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (7)
     (ab) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (7)
     (ac) Form of Participation Agreement between Golden American, American Funds Insurance Series and Capital Research and Management
          Company (11)

9         Opinion and Consent of James Shuchart, Esq.

10   (a)  Consent of Independent Registered Public Accounting Firm.
     (b) Consent of James Shuchart, Esquire incorporated in Item 9 of this Part C, together with the opinion of James Shuchart, Esq.

11        Not applicable

12        Not applicable

13        Not applicable

14        Not applicable

15        Powers of Attorney

(1) Incorporated herein by reference to the initial filing of a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 11, 2000 (File Nos. 333-30180, 811-5626).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 10, 2000 (File Nos. 333-30180, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-30180, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 333-30180, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-30180, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2001 (File Nos. 333-30180, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 29, 2002 (File Nos. 033-23351, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 28, 2002 (File Nos. 333-30180, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(10) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

(11) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319)

(12) Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about November 12, 2003 (File Nos. 333-30180, 811-5626).

(13) Incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-30180, 811-5626).

(14) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(15) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).


ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Jacques de Vaucleroy   ING Insurance Operations         Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Keith Gubbay           ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services           Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity and Life In. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and Chairman
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations         Chief Financial Officer,
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        ING Insurance Operations         Vice President and Chief
                       5780 Powers Ferry Road           Accounting Officer
                       Atlanta, GA  30327-4390

David L. Jacobson      ING USA Annuity and Life In. Co. Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA
Annuity and Life Insurance Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of August 31, 2004, there are 194,991 qualified contract owners and 188,463 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Matthew J. Rider               Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James Shuchart                 Secretary and General Counsel

(c)
             2003 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $270,633,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 4th day of October, 2004.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Jacques de Vaucleroy*
                                     President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed by the following persons in the capacities indicated on October 4, 2004.


Signature                     Title
---------                     -----

                             President and Director
--------------------         (principle executive officer)
Jacques de Vaucleroy*

                             Chief Accounting Officer
--------------------
Roger W. Fisher*


   DIRECTORS


----------------------
David A. Wheat*
                             Chief Financial Officer


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Keith Gubbay*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------

9       Opinion and Consent of James Shuchart, Esq.                EX-99.B9

10a     Consent of Independent Registered Public Accounting Firm   EX-99.B10A

15      Powers of Attorney                                         EX-99.B15